TREASURY STOCK (DETAILS TEXTUAL) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2011	Feb. 28, 2010	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Stock Repurchase Program, Authorized Amount		$ (1,000)	$ (15)
Stock Repurchased During Period, Shares			6,049
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,000
Treasury Stock, Number of Shares Held				5,049	5,049